Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Equity instruments at fair value through profit or loss [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 4,524,762	$ 4,645,092
Transfers from level 3		(306,237)
Profit and loss	5,406,986	4,900,032
Recognition and derecognition	8,248	54,619
Monetary effects	(3,347,602)	(4,768,744)
Amount at end of the fiscal year	6,592,394	4,524,762
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	15,278	6,997,410
Profit and loss	518,980	5,078,117
Recognition and derecognition	3,212,353	(7,524,345)
Monetary effects	(362,995)	(4,535,904)
Amount at end of the fiscal year	3,383,616	15,278
Other financial assets [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	138,065	335,099
Profit and loss	(215,154)	81,143
Recognition and derecognition	451,596
Monetary effects	(189,352)	(278,177)
Amount at end of the fiscal year	$ 185,155	$ 138,065